Capital management (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Group Monitors Capital using Liabilities to Assets Ratio

The Group monitors capital using the liabilities to assets ratio, the percentages of which as of December 31, 2016 and 2017 were as follows:

	December 31, 2016	December 31, 2017	December 31, 2017
	NT$000	NT$000	US$000
Total liabilities	15,048,258	15,138,993	510,762

Total assets	31,295,960	33,259,942	1,122,130

Liabilities to assets ratio	48.08%	45.52%	45.52%